Partners Capital Stockholders Equity and Distributions - Equity Offerings Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended												1 Months Ended				1 Months Ended						12 Months Ended
	Aug. 31, 2010	Feb. 28, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011 Units Issued To Crude Carriers Corp Shareholders	Sep. 30, 2011 Capital Maritime And Trading Corp Common Units	Sep. 30, 2011 Partnership General Partner	Jun. 09, 2011 Partnership General Partner	Jun. 09, 2011 Capital Maritime And Trading Corp	Jun. 30, 2011 Partnership Units	Jun. 09, 2011 Capital Product Partners LP	Aug. 31, 2010 Capital Product Partners LP	Feb. 28, 2010 Capital Product Partners LP	Aug. 31, 2010 Capital Maritime and Trading Corp contribution 1	Feb. 28, 2010 Capital Maritime and Trading Corp contribution 1	Aug. 31, 2010 Partnership General Partner Contribution 1	Feb. 28, 2010 Partnership General Partner Contribution 1	Aug. 31, 2010 Underwriters Exercise of Overallotment Options	Mar. 31, 2010 Underwriters Exercise of Overallotment Options	Aug. 31, 2010 Capital Maritime and Trading Corp contribution 2	Mar. 31, 2010 Capital Maritime and Trading Corp contribution 2	Aug. 31, 2010 Partnership General Partner Contribution 2	Mar. 31, 2010 Partnership General Partner Contribution 2	Dec. 31, 2011 Capital General Partners
Business Acquisition [Line Items]
Equity offering						24,967,240					142,000		5,500,000	5,800,000					552,254	481,578
Number of common units converted			69,372,077	69,372,077			499,346
Conversion of common units to general partner units								499,346	142,000
Number of common units issued										6,958,000
Proceeds from conversion to general partner units												$ 1,470
Net proceeds from equity offering	45,460	48,886																	4,540	4,055
Issuance of general partner units			136,419		103,602										969	1,048					97	87
Contribution by Capital Maritime And Trading Corp for the acquisition of General Partners units																	112,245	118,367					11,270	9,828
Interest of CGP in the partnership																									2.00%
Dividends declared and paid			$ 73,316	$ 45,116	$ 33,665